Schedule of Cash and Cash Equivalents, Time Deposit and Restricted Cash (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2012 CNY	Dec. 31, 2012 HKD
Summary Of Significant Accounting Policies And Practices Schedule Of Cash And Cash Equivalents, Time Deposit And Restricted Cash 1	$ 24,516
Summary Of Significant Accounting Policies And Practices Schedule Of Cash And Cash Equivalents, Time Deposit And Restricted Cash 2	21,127
Summary Of Significant Accounting Policies And Practices Schedule Of Cash And Cash Equivalents, Time Deposit And Restricted Cash 3			598,810
Summary Of Significant Accounting Policies And Practices Schedule Of Cash And Cash Equivalents, Time Deposit And Restricted Cash 4			752,277
Summary Of Significant Accounting Policies And Practices Schedule Of Cash And Cash Equivalents, Time Deposit And Restricted Cash 5				7,752
Summary Of Significant Accounting Policies And Practices Schedule Of Cash And Cash Equivalents, Time Deposit And Restricted Cash 6				2,416
Summary Of Significant Accounting Policies And Practices Schedule Of Cash And Cash Equivalents, Time Deposit And Restricted Cash 7		974
Summary Of Significant Accounting Policies And Practices Schedule Of Cash And Cash Equivalents, Time Deposit And Restricted Cash 8		1,027